UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2013

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.4%
Johnson Controls Inc.	69,440	$2,881,760

Automobiles - 0.9%
Harley-Davidson Inc.	52,678	3,384,035
Honda Motor Co., Ltd., ADR	79,460	3,030,604

Total Automobiles		6,414,639

Hotels, Restaurants & Leisure - 1.6%
McDonald’s Corp.	35,600	3,425,076
Starwood Hotels & Resorts Worldwide Inc.	45,208	3,004,072
Yum! Brands Inc.	76,188	5,439,061

Total Hotels, Restaurants & Leisure		11,868,209

Internet & Catalog Retail - 0.6%
Amazon.com Inc.	13,776	4,306,929	*

Media - 6.4%
Comcast Corp., Class A Shares	457,846	20,671,747
Twenty-First Century Fox Inc.	199,362	6,678,627
Walt Disney Co.	296,347	19,111,418

Total Media		46,461,792

Multiline Retail - 0.4%
Target Corp.	45,616	2,918,512

Specialty Retail - 3.7%
Home Depot Inc.	218,919	16,605,006
Lowe’s Cos. Inc.	67,188	3,198,821
TJX Cos. Inc.	128,350	7,237,656

Total Specialty Retail		27,041,483

TOTAL CONSUMER DISCRETIONARY		101,893,324

CONSUMER STAPLES - 9.1%
Beverages - 1.6%
Coca-Cola Co.	173,902	6,587,408
PepsiCo Inc.	66,077	5,253,121

Total Beverages		11,840,529

Food & Staples Retailing - 3.3%
CVS Caremark Corp.	162,890	9,244,007
Wal-Mart Stores Inc.	197,930	14,638,903

Total Food & Staples Retailing		23,882,910

Food Products - 2.1%
General Mills Inc.	97,890	4,690,889
Kraft Foods Group Inc.	65,507	3,435,187
McCormick & Co. Inc., Non Voting Shares	39,120	2,531,064
Mondelez International Inc., Class A Shares	134,463	4,224,828

Total Food Products		14,881,968

Household Products - 2.1%
Kimberly-Clark Corp.	66,680	6,282,590
Procter & Gamble Co.	120,568	9,113,735

Total Household Products		15,396,325

TOTAL CONSUMER STAPLES		66,001,732

ENERGY - 9.3%
Energy Equipment & Services - 2.1%
Cameron International Corp.	82,060	4,789,842	*
Exterran Holdings Inc.	18	496	*
Halliburton Co.	33,530	1,614,470
Schlumberger Ltd.	57,994	5,124,350

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
Energy Equipment & Services - 2.1% (continued)
Weatherford International Ltd.	245,565	$3,764,511	*

Total Energy Equipment & Services		15,293,669

Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	78,098	7,262,333
Chevron Corp.	116,743	14,184,274
ConocoPhillips	50,001	3,475,570
Exxon Mobil Corp.	227,908	19,609,204
Hess Corp.	54,676	4,228,642
Occidental Petroleum Corp.	37,066	3,467,154

Total Oil, Gas & Consumable Fuels		52,227,177

TOTAL ENERGY		67,520,846

FINANCIALS - 15.0%
Capital Markets - 0.5%
Blackstone Group LP	133,697	3,327,718

Commercial Banks - 2.9%
BB&T Corp.	54,019	1,823,141
SunTrust Banks Inc.	122,815	3,981,662
U.S. Bancorp	128,280	4,692,483
Wells Fargo & Co.	257,615	10,644,652

Total Commercial Banks		21,141,938

Diversified Financial Services - 5.2%
Berkshire Hathaway Inc., Class A Shares	85	14,484,850	*
Citigroup Inc.	217,326	10,542,484
JPMorgan Chase & Co.	248,463	12,843,053

Total Diversified Financial Services		37,870,387

Insurance - 4.8%
Alleghany Corp.	5,050	2,068,732	*
MetLife Inc.	187,896	8,821,717
Travelers Cos. Inc.	287,122	24,339,332

Total Insurance		35,229,781

Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	75,475	5,594,962

Real Estate Management & Development - 0.8%
Forest City Enterprises Inc., Class A Shares	298,500	5,653,590	*

TOTAL FINANCIALS		108,818,376

HEALTH CARE - 13.3%
Biotechnology - 1.6%
Amgen Inc.	62,100	6,951,474
BioMarin Pharmaceutical Inc.	27,938	2,017,682	*
Celgene Corp.	15,050	2,316,647	*

Total Biotechnology		11,285,803

Health Care Equipment & Supplies - 1.2%
Covidien PLC	68,850	4,195,719
Thermo Fisher Scientific Inc.	46,750	4,308,013

Total Health Care Equipment & Supplies		8,503,732

Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	38,393	2,345,812
Cardinal Health Inc.	44,211	2,305,604
Express Scripts Holding Co.	82,146	5,074,980	*
UnitedHealth Group Inc.	75,753	5,424,672

Total Health Care Providers & Services		15,151,068

Pharmaceuticals - 8.4%
AbbVie Inc.	57,269	2,561,642
Bristol-Myers Squibb Co.	138,050	6,388,954
GlaxoSmithKline PLC, ADR	120,750	6,058,028

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
Pharmaceuticals - 8.4% (continued)
Johnson & Johnson	185,040	$16,041,118
Merck & Co. Inc.	242,766	11,558,089
Pfizer Inc.	501,020	14,384,284
Roche Holding AG, ADR	63,597	4,294,705

Total Pharmaceuticals		61,286,820

TOTAL HEALTH CARE		96,227,423

INDUSTRIALS - 9.9%
Aerospace & Defense - 2.0%
Honeywell International Inc.	117,639	9,768,742
Raytheon Co.	67,310	5,187,582

Total Aerospace & Defense		14,956,324

Air Freight & Logistics - 1.8%
United Parcel Service Inc., Class B Shares	144,730	13,223,980

Commercial Services & Supplies - 0.8%
Tyco International Ltd.	109,330	3,824,363
Waste Management Inc.	53,108	2,190,174

Total Commercial Services & Supplies		6,014,537

Electrical Equipment - 0.6%
Eaton Corp. PLC	59,967	4,128,128

Industrial Conglomerates - 3.9%
3M Co.	57,758	6,896,883
General Electric Co.	577,773	13,802,997
United Technologies Corp.	69,180	7,458,988

Total Industrial Conglomerates		28,158,868

Machinery - 0.8%
Caterpillar Inc.	16,240	1,353,929
Pentair Ltd., Registered Shares	67,444	4,379,813

Total Machinery		5,733,742

TOTAL INDUSTRIALS		72,215,579

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 2.2%
Cisco Systems Inc.	356,090	8,339,627
Juniper Networks Inc.	146,172	2,902,976	*
QUALCOMM Inc.	69,380	4,673,437

Total Communications Equipment		15,916,040

Computers & Peripherals - 3.7%
Apple Inc.	37,313	17,788,973
EMC Corp.	153,941	3,934,732
NetApp Inc.	112,433	4,791,894

Total Computers & Peripherals		26,515,599

Internet Software & Services - 4.4%
eBay Inc.	160,823	8,972,315	*
Facebook Inc., Class A Shares	98,947	4,971,097	*
Google Inc., Class A Shares	16,623	14,560,252	*
LinkedIn Corp., Class A Shares	14,510	3,570,331	*

Total Internet Software & Services		32,073,995

IT Services - 4.0%
Automatic Data Processing Inc.	119,610	8,657,372
International Business Machines Corp.	44,956	8,324,952
Visa Inc., Class A Shares	62,090	11,865,399

Total IT Services		28,847,723

Semiconductors & Semiconductor Equipment - 0.3%
Texas Instruments Inc.	62,166	2,503,425

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY			SHARES	VALUE
Software - 2.7%
Adobe Systems Inc.			45,782	$2,377,917	*
Citrix Systems Inc.			43,601	3,078,667	*
Microsoft Corp.			309,460	10,308,113
Oracle Corp.			110,290	3,658,319

Total Software				19,423,016

TOTAL INFORMATION TECHNOLOGY				125,279,798

MATERIALS - 4.9%
Chemicals - 4.1%
E.I. du Pont de Nemours & Co.			36,980	2,165,549
Ecolab Inc.			78,158	7,718,884
Monsanto Co.			27,760	2,897,311
PPG Industries Inc.			101,141	16,896,616

Total Chemicals				29,678,360

Paper & Forest Products - 0.8%
International Paper Co.			128,780	5,769,344

TOTAL MATERIALS				35,447,704

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T Inc.			348,235	11,777,308
Verizon Communications Inc.			148,728	6,939,648

TOTAL TELECOMMUNICATION SERVICES				18,716,956

UTILITIES - 1.2%
Electric Utilities - 0.7%
Northeast Utilities			41,924	1,729,365
NV Energy Inc.			162,200	3,829,542

Total Electric Utilities				5,558,907

Multi-Utilities - 0.5%
Sempra Energy			23,880	2,044,128
Wisconsin Energy Corp.			36,153	1,459,858

Total Multi-Utilities				3,503,986

TOTAL UTILITIES				9,062,893

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $392,349,825)				701,184,631

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.5%
Repurchase Agreements - 3.5%
Interest in $1,450,000,000 joint tri-party repurchase agreement dated 9/30/13 with RBS Securities Inc.; Proceeds at maturity - $25,517,035; (Fully collateralized by various U.S. government obligations, 0.250% to 3.375% due 2/28/15 to 8/31/20; Market value - $26,027,342) (Cost - $25,517,000)	0.050%	10/1/13	$25,517,000	25,517,000

TOTAL INVESTMENTS - 100.1% (Cost - $417,866,825#)				726,701,631
Liabilities in Excess of Other Assets - (0.1)%				(597,261)

TOTAL NET ASSETS - 100.0%				$726,104,370

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (formerly Legg Mason ClearBridge Variable Appreciation Portfolio) (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$701,184,631	—	—	$701,184,631
Short-term investments†	—	$25,517,000	—	25,517,000

Total investments	$701,184,631	$25,517,000	—	$726,701,631

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Notes to Schedule of Investments (unaudited) (continued)

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$309,090,826
Gross unrealized depreciation	(256,020)

Net unrealized appreciation	$308,834,806

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2013, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2013

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 25, 2013